CONSOLIDATED BALANCE SHEETS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 106,444,000	663,156,000	1,786,038,000
Restricted cash	33,023,000	205,739,000	205,926,000
Accounts receivable, net	15,758,000	98,176,000	91,980,000
Receivables from related parties	1,094,000	6,818,000	6,379,000
Consumables	6,677,000	41,600,000	43,049,000
Prepayments and other current assets	27,694,000	172,534,000	137,887,000
Deferred tax assets	12,900,000	80,369,000	75,446,000
Total current assets	203,590,000	1,268,392,000	2,346,705,000
Investment in jointly controlled entity	1,063,000	6,625,000	8,301,000
Property and equipment, net	617,460,000	3,846,835,000	3,452,846,000
Goodwill	361,893,000	2,254,631,000	2,197,728,000
Intangible assets, net	184,494,000	1,149,419,000	1,174,452,000
Other assets	18,836,000	117,350,000	170,039,000
Non-current deferred tax assets	49,881,000	310,762,000	199,765,000
Total assets	1,437,217,000	8,954,014,000	9,549,836,000
Current liabilities:
Accounts payable	12,331,000	76,825,000	91,457,000
Payables to related parties	610,000	3,798,000	2,797,000
Short-term loans	2,018,000	12,571,000	346,550,000
Finance lease liabilities	1,069,000	6,660,000	7,006,000
Salaries and welfare payable	34,601,000	215,569,000	178,032,000
Income tax payable	12,260,000	76,382,000	80,356,000
Other taxes payable	4,456,000	27,761,000	27,295,000
Deferred revenues	32,564,000	202,874,000	202,870,000
Convertible bonds	0	0	113,051,000
Other unpaid and accruals	26,624,000	165,886,000	154,498,000
Other payables	148,494,000	925,134,000	847,090,000
Deferred tax liability	4,725,000	29,439,000	38,313,000
Total current liabilities	279,752,000	1,742,899,000	2,089,315,000
Non-Current Liabilities:
Long term loans	118,040,000	735,404,000	1,165,666,000
Deferred rental	101,382,000	631,618,000	593,955,000
Deferred revenues	7,237,000	45,089,000	79,202,000
Finance lease liabilities	260,000	1,620,000	7,750,000
Deposits due to franchisees	14,681,000	91,462,000	63,472,000
Other long term payables	1,705,000	10,620,000	0
Unfavorable lease liabilities	59,477,000	370,548,000	396,774,000
Financial liability	171,229,000	1,066,771,000	979,008,000
Deferred tax liabilities	46,279,000	288,321,000	294,728,000
Total liabilities	800,042,000	4,984,352,000	5,669,870,000
Commitments and contingencies
Shareholders' equity
Ordinary shares (US$ 0.005 par value; 200,000,000 shares authorized, 90,659,882 and 91,672,320 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	574,000	3,574,000	3,542,000
Additional paid-in capital	449,897,000	2,802,905,000	2,683,923,000
Statutory reserves	25,428,000	158,417,000	125,863,000
Retained earnings	159,308,000	992,505,000	1,051,976,000
Total Home Inns shareholders' equity	635,207,000	3,957,401,000	3,865,304,000
Noncontrolling interests	1,968,000	12,261,000	14,662,000
Total shareholders' equity	637,175,000	3,969,662,000	3,879,966,000
Total liabilities and shareholders' equity	$ 1,437,217,000	8,954,014,000	9,549,836,000